Derivative Financial Instruments - Company's Derivative Financial Instruments Included in OCI (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Gain in OCI on derivatives	$ (69,010)	$ 0	$ 46,871
Gain recognized in income on derivatives (ineffective portion and amount excluded from effectiveness test)	0	0	0
Gain (loss) recognized in other income for foreign currency exchange contracts:	4,511	5,179	(4,081)
Interest Income
Derivative Instruments, Gain (Loss) [Line Items]
Gain reclassified from OCI into interest income (effective portion)	9,580	31,234	27,131
Interest Income | Net Investment Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on derivatives (ineffective portion and amount excluded from effectiveness test)	0	0	0
Interest Income | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in interest rate swap income	4,324	4,962	(3,812)
Interest Income | Risk participation agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in interest rate swap income	213	243	(384)
Other Income
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in income on derivatives (ineffective portion and amount excluded from effectiveness test)	0	0	0
Other Income | Foreign currency exchange contracts — matched customer book
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other income for foreign currency exchange contracts:	(22)	1	(28)
Other Income | Foreign currency exchange contracts — foreign currency loan
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other income for foreign currency exchange contracts:	$ (4)	$ (27)	$ 143